Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: October 12, 2022

Payment Date	10/17/2022
Collection Period Start	9/1/2022
Collection Period End	9/30/2022
Interest Period Start	9/15/2022
Interest Period End	10/16/2022

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$83,752,185.19	$48,857,827.82	$34,894,357.37	0.095601	May-23
Class A-2 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$1,617,822,185.19	$48,857,827.82	$1,568,964,357.37

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,730,687,719.48	$1,678,262,817.85	0.828441
YSOC Amount	$108,117,840.23	$104,550,766.42
Adjusted Pool Balance	$1,622,569,879.25	$1,573,712,051.43
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$83,752,185.19	1.40500%	ACT/360	$104,597.17
Class A-2 Notes	$663,190,000.00	2.71000%	30/360	$1,497,704.08
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$1,617,822,185.19			$3,960,319.67

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,730,687,719.48	$1,678,262,817.85
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,622,569,879.25	$1,573,712,051.43
Number of Receivable Outstanding	81,856	80,780
Weight Average Contract Rate	3.61%	3.61%
Weighted Average Remaining Term (months)	56	55

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$5,364,030.55
Principal Collections	$52,136,603.70
Liquidation Proceeds	$123,385.35
b. Repurchase Price	$45,794.18
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$57,669,813.78
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$57,669,813.78

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,442,239.77	$1,442,239.77	$—	$—	$56,227,574.01
Interest - Class A-1 Notes	$104,597.17	$104,597.17	$—	$—	$56,122,976.84
Interest - Class A-2 Notes	$1,497,704.08	$1,497,704.08	$—	$—	$54,625,272.76
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$52,873,345.84
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$52,456,326.17
First Allocation of Principal	$—	$—	$—	$—	$52,456,326.17
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$52,399,514.42
Second Allocation of Principal	$6,140,133.76	$6,140,133.76	$—	$—	$46,259,380.66
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$46,197,188.41
Third Allocation of Principal	$18,990,000.00	$18,990,000.00	$—	$—	$27,207,188.41
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$27,137,120.58
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$8,157,120.58
Reserve Account Deposit Amount	$—	$—	$—	$—	$8,157,120.58
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$3,409,426.52
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$3,409,426.52
Remaining Funds to Certificates	$3,409,426.52	$3,409,426.52	$—	$—	$—
Total	$57,669,813.78	$57,669,813.78	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$108,117,840.23
Increase/(Decrease)	$(3,567,073.81)
Ending YSOC Amount	$104,550,766.42

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,622,569,879.25	$1,573,712,051.43
Note Balance	$1,617,822,185.19	$1,568,964,357.37
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	16	$244,112.25
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	18	$123,385.35
Monthly Net Losses (Liquidation Proceeds)			$120,726.90
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.12%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.10%
Current Collection Period			0.08%
Four-Month Average Net Loss Ratio			0.09%
Cumulative Net Losses for All Periods			$632,783.35
Cumulative Net Loss Ratio			0.03%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.11%	79	$1,878,598.78
60-89 Days Delinquent	0.03%	16	$482,115.72
90-119 Days Delinquent	0.02%	10	$329,732.21
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.16%	105	$2,690,446.71

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$78,989.01
Total Repossessed Inventory		5	$109,469.85

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		26	$811,847.93
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.02%
Second Preceding Collection Period			0.03%
Preceding Collection Period			0.05%
Current Collection Period			0.05%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.55	0.09%	64	0.08%